EMPLOYEE BENEFITS - Post-employment health care benefit plan - Assumptions (Details) - Post-employment health care benefit	Dec. 31, 2020	Dec. 31, 2019
Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.80%	2.25%
Health treatment - rate assumed next year	4.99%	6.10%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	3.20%	4.00%
Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	2.90%	2.50%
Health treatment - rate assumed next year	6.20%	6.50%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.50%	4.40%